Other operating income	12 Months Ended
Jun. 30, 2013
Other Operating Income [Abstract]
Other Operating Income [Text Block]
16.	Other operating income

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Continuing operations
Subsidy income	1,038,507	1,796,503	5,059,743	824,412
Rental income	787,060	8,539,236	10,298,246	1,677,949
Training camps and interest groups income	3,317,820	5,819,793	4,835,126	787,813
Gain on disposal of a subsidiary	-	302,004	-	-
Other operating income	368,785	988,980	350,612	57,127
	5,512,172	17,446,516	20,543,727	3,347,301